Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2016
Schedule I Condensed Financial Information of Parent Company
Schedule I Condensed Financial Information of Parent Company
Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
BALANCE SHEETS
(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	As of December 31,
	2015	2016
ASSETS

Current assets:
Cash and cash equivalents	$5,633	$15,694
Restricted cash	115,370	-
Prepaid expenses and other current assets	18,848	-
Amounts due from subsidiaries	1,062,047	1,127,402

Total current assets	1,201,898	1,143,096
Long-term investments	242,099	232,952
Investment in subsidiaries	(350,092)	(529,991)

TOTAL ASSETS	$1,093,905	$846,057

LIABILITIES AND EQUITY

Current liabilities:
Short-term debt	100,000	30,000
Accrued expenses and other current liabilities	3,135	1,446
Amounts due to related party	-	10,692

Total current liabilities	103,135	42,138
Long-term liabilities	52,604	52,604
Other non-current liabilities	7,622	12,849

TOTAL LIABILITIES	$163,361	$107,591

Equity:
Class A ordinary shares, $0.001 par value, 3,000,000,000 shares authorized, 714,365,091 and 719,651,418 shares issued and outstanding as of December 31, 2015 and 2016, respectively	714	720
Class B ordinary shares, $0.001 par value, 500,000,000 shares authorized, 305,388,450 and 305,388,450 shares issued and outstanding as of December 31, 2015 and 2016, respectively	305	305
Additional paid-in capital	1,243,083	1,266,592
Accumulated deficit	(350,682)	(536,034)
Accumulated other comprehensive income	37,124	6,883
Equity	930,544	738,466
TOTAL LIABILITIES AND EQUITY	$1,093,905	$846,057

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2014	2015	2016
Selling and marketing	$625	$243	$770
Research and development	1,342	780	1,363
General and administrative	24,964	28,811	25,477

Total operating expenses	26,931	29,834	27,610

Other income (loss)	332	(528)	307
Exchange loss on offshore bank accounts	(2,314)	(376)	(3)
Interest income	7,059	646	130
Interest expenses	-	(985)	(5,728)
Realized gain on short-term investments	167,225	4,102	-
Earnings (loss) in equity method investments	4,835	(3,516)	(3,968)
Gain (loss) on disposal of equity method investments	60,116	(534)	-
Equity in loss of subsidiaries and variable interest entities	(149,862)	(189,103)	(148,480)

Net income (loss)	$60,460	$(220,128)	$(185,352)

Other comprehensive (loss) income, net of tax:
Foreign currency translation	(5,039)	(7,777)	(10,994)
Net unrealized gain on available-for-sale investments, net of tax of $nil for the years ended December 31, 2014, 2015 and 2016, respectively	13,223	40,695	(18,518)
Transfer to statements of operations of realized gain on available-for-sale securities, net of tax of $nil for the years ended December 31, 2014, 2015 and 2016, respectively	(175,191)	(3,568)	(729)

Other comprehensive (loss) income	$(167,007)	$29,350	$(30,241)
Comprehensive loss	$(106,547)	$(190,778)	$(215,593)

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENT OF CHANGES IN EQUITY
(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

							Accumulated	Total
					Additional		other	Renren
	Class A		Class B		paid-in	Accumulated	comprehensive	Inc.'s
	ordinary shares		ordinary shares		capital	deficit	income	equity
	Shares	Amount	Shares	Amount
Balance at January 1, 2014	789,976,372	$790	305,388,450	$305	$1,285,283	$(191,014)	$174,781	$1,270,145
Stock-based compensation	-	-	-	-	23,604	-	-	23,604
Other comprehensive income	-	-	-	-	-	-	(167,007)	(167,007)
Net income	-	-	-	-	-	60,460	-	60,460
Exercise of share option and restricted shares vesting	10,792,736	11	-	-	2,748	-	-	2,759
Repurchase of ordinary shares	(80,728,137)	(81)	-	-	(87,242)	-	-	(87,323)

Balance at December 31, 2014	720,040,971	$720	305,388,450	$305	$1,224,393	$(130,554)	$7,774	$1,102,638
Stock-based compensation	-	-	-	-	28,241	-	-	28,241
Other comprehensive income	-	-	-	-	-	-	29,350	29,350
Net income	-	-	-	-	-	(220,128)	-	(220,128)
Exercise of share option and restricted shares vesting	5,236,230	5	-	-	1,362	-	-	1,367
Repurchase of ordinary shares	(10,912,110)	(11)	-	-	(10,281)	-	-	(10,292)
Purchase of noncuntrolling
Interest in Jiehun China	-	-	-	-	119	-	-	119
Decrease in equity interest of Wanmen	-	-	-	-	(751)	-	-	(751)

Balance at December 31, 2015	714,365,091	$714	305,388,450	$305	$1,243,083	$(350,682)	$37,124	$930,544
Stock-based compensation	-	-	-	-	23,544	-	-	23,544
Other comprehensive income	-	-	-	-	-	-	(30,241)	(30,241)
Net income	-	-	-	-	-	(185,352)	-	(185,352)
Exercise of share option and restricted shares vesting	5,286,327	6	-	-	1,144	-	-	1,150
Deconsolidation of Wanmen	-	-	-	-	(1,179)	-	-	(1,179)

Balance at December 31, 2016	719,651,418	$720	305,388,450	$305	$1,266,592	$(536,034)	$6,883	$738,466

Additional Information - Financial Statement Schedule I
Condensed Financial Information of Parent Company
STATEMENTS OF CASH FLOWS
(U.S. dollars in thousands, except share data and per share data, or otherwise noted)

	Years ended December 31,
	2014	2015	2016
Cash flows from operating activities:
Net income (loss)	$60,460	$(220,128)	$(185,352)
Equity in income of subsidiaries and variable interest entities	149,862	189,103	148,480
Share-based compensation expense	22,827	24,575	23,544
(Gain) loss on disposal of equity method investment	(60,116)	534	-
Exchange loss on offshore accounts	2,314	376	3
Gain on short-term investments and fair value change of derivatives	(167,225)	(4,102)	-
(Earnings) loss in equity method investment	(4,835)	3,516	3,968
Fair value change of liability-classified warrant	-	-	(105)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,770	2,796	107
Accrued expenses and other current liabilities	(444)	(5,040)	(1,689)
Other non-current liabilities	-	966	5,332
Increase in amounts due from subsidiaries	(512,295)	(128,551)	(65,055)
Capital distribution received from Japan Macro	25,321	-	-

Net cash used in operating activities	(482,361)	(135,955)	(70,767)

Cash flows from investing activities:
Restricted cash	-	(15,370)	15,370
Decrease in term deposits	250,495	139,514	-
Proceeds from sale of available-for-sale securities	415,528	33,416	-
Proceeds from sale of derivative financial instruments	80,861	-	-
Proceeds from principal return on SoFi Loan Note	1,370	984	5,879
Proceeds from sale of equity method investment	46,484	-	18,460
Proceeds from capital withdrawal from equity method investee	74,721	9,854	-
Dividend received from available-for-sale securities	1,050	137	-
Purchase of available-for-sale securities	(129,407)	-	-
Purchase of derivative financial instruments	(90,112)	-	-
Purchase of equity method investment	(20,789)	(172,331)	(1,000)
Purchase of cost method investment	-	(300)	-

Net cash provided by (used in) investing activities	630,201	(4,096)	38,709

Cash flows from financing activities:
Repurchase of ordinary shares	(76,462)	(10,292)	-
Proceeds from exercise of share options	2,514	1,231	1,430
Proceeds from borrowings	-	159,260	30,000
Restricted cash for debt borrowings	-	(100,000)	100,000
Repayment of borrowings.	-	-	(100,000)
Proceeds from loan from a related party	-	-	10,692
Repayment of promissory note issued to Nuomi Inc.	(60,884)	-	-

Net cash (used in) provided by financing activities	(134,832)	50,199	42,122

Net increase (decrease) in cash and cash equivalents	13,008	(89,852)	10,064
Cash and cash equivalents at beginning of year	82,586	95,485	5,633
Effect of exchange rate changes	(109)	-	(3)
Cash and cash equivalents at end of year	$95,485	$5,633	$15,694

1.	BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE.

The condensed financial information is provided since the restricted net assets of the Company’s subsidiaries, VIE and VIE’s subsidiaries were $370,971, over 25% of the consolidated net assets of the Company as of December 31, 2016.

2.	INVESTMENTS IN SUBSIDIARIES, VIE AND VIE’S SUBSIDIARIES

The Parent Company and its subsidiaries, VIEs and VIEs' subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIEs and VIEs' subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIEs and VIEs' subsidiaries were reported as share of loss of subsidiaries, VIEs and VIEs' subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to $nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIEs and VIEs' subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.